Note 29 - Capital Base and Capital Management (Table)	6 Months Ended
Jun. 30, 2019
Capital Base And Capital Management
Capital Ratios
Capital ratios (phased-in)
	June 2019 (*)	December 2018
Eligible Common Equity Tier 1 capital (million euros) (a)	42.328	40.313
Eligible Additional Tier 1 capital (million euros) (b)	6.669	5.634
Eligible Tier 2 capital (million euros) (c)	7.944	8.756
Risk Weighted Assets (million euros) (d)	360.069	348.264
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	11,76%	11,58%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1,85%	1,62%
Tier 1 capital ratio (Tier 1) (A)+(B)	13,61%	13,19%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2,21%	2,51%
Total capital ratio (A)+(B)+(C)	15,81%	15,71%

(*) Provisional data.

Capital Base
Leverage ratio
	June 2019 (*)	December 2018
Tier 1 (millions of euros) (a)	48.997	45.947
Exposure to leverage ratio (millions of euros) (b)	731.125	705.299
Leverage ratio (a)/(b) (percentage)	6,70%	6,51%

(*) Provisional data.